Cash Flow Reconciliations - Reconciliation of borrowings arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Opening balance
Borrowings outstanding at the beginning of the year	$ 2,547,556
Borrowings outstanding at the end of the year	2,547,556
Cash flows
Proceeds from bank loans and bonds	498,225
Bank loans and bond repayments	(108,958)
Additions in deferred loan fees	(7,295)
Borrowings outstanding at the end of the year	381,972
Other comprehensive income
Retranslation of the NOK Bonds in U.S. dollars	1,077
Borrowings outstanding at the end of the year	1,077
Non-cash items
Additions in deferred loan fees	1,447
Amortization of deferred loan/bond issuance costs and premium	6,144
Borrowings outstanding at the end of the year	7,591
Deferred financing costs, assets
Additions in deferred loan fees	(13,385)
Borrowings outstanding at the end of the year	(13,385)
Total borrowings
Borrowings outstanding at the beginning of the year	2,547,556
Proceeds from bank loans and bonds	498,225	$ 280,000
Bank loan and bond repayments	(108,958)	$ (276,158)
Additions in deferred loan fees	(19,233)
Amortization of deferred loan/bond issuance costs and premium	6,144
Retranslation of the NOK Bonds in U.S. dollars	1,077
Borrowings outstanding at the end of the year	$ 2,924,811